Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and Other Current Assets
Schedule of prepayments and other current assets

	December 31,	December 31,
	2021	2022
	RMB’000	RMB’000

Deposits	5,758	5,792
Prepayments of IT services	907	1,318
Prepayments of procurement costs	32,842	8,061
Others	3,105	988
Total	42,612	16,159